Subsidy Income(Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Subsidy Income (Textual)
Subsidy Income	$ 498		$ 118,007	$ 914,385	$ 942,095	$ 595,416
Interest expense	209,369	116,702	627,334	368,616	495,850	317,819
Subsidies for operating in poverty and minority area			118,107	914,385	942,095	595,416
Subsidies received for research in pork product			24,142	261,552	261,764	410,574
Subsidies received for environment protection			19,314	18,768	45,753	37,656
Subsidies by hubei provincial government			32,190	1,146,003
Certified as valuable brand in hubei province			16,095
Subsidies for advanced agricultural company			4,828			123,946
Subsidies for qualified pork supplier			21,438
Subsidies received for expanding investment in local economy				634,065	634,578	23,240
Subsidy received from local government			$ 0	$ 231,618	$ 1,234,730	$ 959,575